Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	Apr. 03, 2022	Jan. 02, 2022	Mar. 31, 2021	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 408,178	$ 385,293	$ 13,266	$ 29,143
Restricted cash included in prepaid expenses and other current assets	125	125	125	75
Total cash, cash equivalents, and restricted cash	$ 408,303	$ 385,418	$ 13,391	$ 29,218